INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flows from operating activities:
Profit (loss)	$ (10,222)
Adjustments to profit or loss items:
Depreciation and amortization	1,129
Changes in the fair value of contingent consideration	(129)
Share-based compensation	732
Finance expenses, net	264
Taxes on income	38
Adjustments to profit or loss items	2,034
Changes in asset and liability items:
Decrease in user funds	2,691
Increase (decrease) in user accounts	(2,691)
Increase in other receivables and prepaid expenses	(164)
Increase in trade receivables	(328)
Increase in trade payables	773
Increase in accrued severance pay, net	85
Increase in accrued expenses and other payables	1,024
Changes in asset and liability items	1,390
Cash paid and received during the period for:
Interest paid, net	(161)
Taxes paid	(44)
Cash paid and received during the year	(205)
Net cash used in operating activities	(7,003)
Cash flows from investing activities:
Purchase of property and equipment	(169)
Acquisition of subsidiaries, net of cash acquired (a)	(4,183)
Payment of payables for previous acquisition of a subsidiary	(156)
Increase in other long-term assets	(481)
Net cash used in investing activities	(4,989)
Cash flows from financing activities:
Repayment of lease liabilities	(312)
Exercise of options	31
Net cash provided by (used in) financing activities	(281)
Exchange differences on balances of cash and cash equivalents	(371)
Increase (decrease) in cash and cash equivalents	(12,644)
Cash and cash equivalents at the beginning of the period	25,079
Cash and cash equivalents at the end of the period	12,435
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	(992)
Other receivables	163
Property and equipment	12
Intangible assets	5,734
Goodwill	7,607
Shares issued	(6,573)
Contingent consideration	(1,768)
Acquisition of subsidiaries, net of cash acquired	4,183
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 74